TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
21	TRADE AND OTHER PAYABLES

	2022	2021
	US$’000	US$’000

Trade payables	10,035	7,675
Accrued expenses	19,250	25,671
Other	454	688
	29,739	34,034
Non-current trade and other payables	(140)	(160)
Current trade and other payables	29,599	33,874

Trade and other payables are recognised at amortised cost and their carrying value approximates fair value. Charter hire is paid in advance in terms of the charter contracts. The remaining payment terms are predominately 30 days.

The Group’s trade and other payables are predominantly non-interest bearing and unsecured.